Label	Element	Value
Restricted Cash and Cash Equivalents	us-gaap_RestrictedCashAndCashEquivalents	$ 1,600,000
Restricted Cash and Cash Equivalents	us-gaap_RestrictedCashAndCashEquivalents	600,000
Predecessor [Member]
Cash and Cash Equivalents, at Carrying Value	us-gaap_CashAndCashEquivalentsAtCarryingValue	$ 146,500,000